Document and Entity Information	May 24, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	SiriusPoint Ltd
Amendment Flag	true
Entity Central Index Key	0001576018
Document Type	8-K/A
Document Period End Date	May 24, 2024
Entity Incorporation State Country Code	D0
Entity File Number	001-36052
Entity Tax Identification Number	98-1599372
Entity Address, Address Line One	Point Building
Entity Address, Address Line Two	3 Waterloo Lane
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	542-3300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	SiriusPoint Ltd. (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission on May 28, 2024 (the “Original Filing”), which reported the appointment of Susan Cross to serve as a member of the Company’s Board of Directors (“Board”) on May 24, 2024. The Company is filing this Amendment No. 1 on Form 8-K/A to the Original Filing to amend and supplement the disclosure to disclose the committee assignments for Ms. Cross required by Item 5.02 of Form 8-K that was excluded from the Original Filing. On July 31, 2024, upon the recommendation of its Governance and Nominating Committee, the Board appointed Susan Cross as an additional member on each of the Audit Committee of the Board and the Risk and Capital Management Committee of the Board, effective 2024. No other amendments, updates or modifications to the Original Filing are being made by this Amendment No. 1.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, $0.10 par value
Trading Symbol	SPNT
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Resettable Fixed Rate Preference Shares, Series B, $0.10 par value, $25.00 liquidation preference per share
Trading Symbol	SPNT PB
Security Exchange Name	NYSE